Revenues (Tables)	12 Months Ended
Dec. 31, 2023
Revenues
Schedule of revenues

	For the year ended
	December 31,
	2021	2022	2023
Revenues from long-term time charters	221,813	183,232	164,257
Revenues from spot time charters	104,329	187,802	233,581
Total	326,142	371,034	397,838